Related Party Transactions and Balances (Details) - Schedule of Accounts Receivables ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Variable Interest Entity [Line Items]
Accounts receivables-related parties	¥ 11,450	$ 1,579
Related Party [Member] | Apifiny Inc.[Member]
Variable Interest Entity [Line Items]
Accounts receivables-related parties	3,525	486
Related Party [Member] | Roxe Holding Inc.[Member]
Variable Interest Entity [Line Items]
Accounts receivables-related parties	¥ 7,925	$ 1,093